Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 32.0%
Aerospace & Defense - 0.8%
Boeing Co.
6.53%, 05/01/2034	$ 1,010,000	$ 1,079,689
6.86%, 05/01/2054	344,000	372,576
General Electric Co.
4.50%, 03/11/2044	1,038,000	907,335
HEICO Corp.
5.35%, 08/01/2033	699,000	704,436
		3,064,036
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	432,000	375,680
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	406,000	376,694
		752,374
Automobiles - 0.9%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (A)	621,000	610,318
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,076,000	1,063,077
6.95%, 03/06/2026	600,000	606,653
General Motors Co.
6.25%, 10/02/2043	184,000	176,120
General Motors Financial Co., Inc.
5.00%, 04/09/2027	590,000	590,476
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	650,000	597,144
		3,643,788
Banks - 5.8%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	600,000	609,259
6.03%, 01/17/2035	400,000	412,937
Bank of America Corp.
Fixed until 01/24/2035, 5.51% (B), 01/24/2036	766,000	777,492
Fixed until 02/12/2035, 5.74% (B), 02/12/2036	451,000	448,887
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	2,243,000	2,322,070
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (B), 07/21/2039	255,000	257,398
Barclays PLC
Fixed until 03/12/2054, 6.04% (B), 03/12/2055	200,000	201,193
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	1,075,000	1,090,290
BNP Paribas SA
Fixed until 01/13/2032, 5.79% (B), 01/13/2033 (A)	758,000	773,716
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (B), 01/13/2031	520,000	526,191
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	$ 324,000	$ 331,291
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	934,000	805,390
Fixed until 01/28/2055, 5.73% (B), 01/28/2056	552,000	548,455
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	672,000	771,403
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	995,000	964,609
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	1,890,000	1,909,089
Fixed until 01/23/2034, 5.34% (B), 01/23/2035	420,000	423,161
Fixed until 04/22/2034, 5.77% (B), 04/22/2035	312,000	323,599
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (B), 08/11/2033	431,000	421,716
Fixed until 01/05/2034, 5.68% (B), 01/05/2035	707,000	713,358
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (B), 03/13/2032	333,000	344,134
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	328,000	352,891
Morgan Stanley
Fixed until 07/19/2034, 5.32% (B), 07/19/2035	557,000	555,889
Fixed until 04/18/2029, 5.66% (B), 04/18/2030	1,619,000	1,667,453
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (B), 01/22/2035	118,000	120,539
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	664,000	689,706
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	1,105,000	1,083,711
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	324,000	348,598
UBS Group AG
Fixed until 09/06/2044, 5.38% (B), 09/06/2045 (A)	400,000	380,772
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	751,000	803,044
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	726,000	737,305
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	940,000	954,413
		22,669,959
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	665,000	565,912
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.6%
Amgen, Inc.
2.80%, 08/15/2041	$ 402,000	$ 287,108
5.60%, 03/02/2043	385,000	380,688
CSL Finance PLC
4.63%, 04/27/2042 (A)	399,000	355,090
Gilead Sciences, Inc.
5.10%, 06/15/2035	668,000	668,829
Royalty Pharma PLC
2.20%, 09/02/2030	525,000	453,438
		2,145,153
Building Products - 0.3%
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (A)	220,000	188,164
Owens Corning
4.30%, 07/15/2047	648,000	519,995
Vulcan Materials Co.
5.35%, 12/01/2034	510,000	513,389
		1,221,548
Chemicals - 0.2%
Nutrien Ltd.
4.90%, 03/27/2028	408,000	411,424
OCP SA
6.75%, 05/02/2034 (A)	367,000	376,732
		788,156
Commercial Services & Supplies - 1.6%
ADT Security Corp.
4.13%, 08/01/2029 (A)	712,000	668,475
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	334,000	330,586
5.80%, 04/15/2034 (A)	230,000	230,856
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	1,008,000	1,059,079
Equifax, Inc.
5.10%, 12/15/2027	326,000	330,100
GXO Logistics, Inc.
2.65%, 07/15/2031	1,396,000	1,190,083
6.50%, 05/06/2034	391,000	399,216
Quanta Services, Inc.
2.90%, 10/01/2030	754,000	677,926
5.25%, 08/09/2034	34,000	33,513
Textron, Inc.
5.50%, 05/15/2035	839,000	838,953
Veralto Corp.
5.45%, 09/18/2033	430,000	437,405
		6,196,192
Communications Equipment - 0.8%
T-Mobile USA, Inc.
3.50%, 04/15/2031	672,000	621,633
3.88%, 04/15/2030	425,000	406,913
5.15%, 04/15/2034	694,000	693,309
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Verizon Communications, Inc.
1.68%, 10/30/2030	$ 753,000	$ 640,201
2.99%, 10/30/2056	1,290,000	770,803
		3,132,859
Construction & Engineering - 0.3%
D.R. Horton, Inc.
5.00%, 10/15/2034	603,000	585,110
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	442,000	445,567
		1,030,677
Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	770,000	637,403
Lowe's Cos., Inc.
3.75%, 04/01/2032	891,000	824,705
		1,462,108
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	380,000	393,996
Diversified REITs - 1.4%
Safehold GL Holdings LLC
6.10%, 04/01/2034	520,000	533,949
SBA Tower Trust
6.60%, 11/15/2052 (A)	2,874,000	2,945,374
VICI Properties LP
4.95%, 02/15/2030	675,000	668,556
Weyerhaeuser Co.
4.00%, 04/15/2030	721,000	693,922
WP Carey, Inc.
5.38%, 06/30/2034	549,000	543,436
		5,385,237
Electric Utilities - 1.2%
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	643,000	642,421
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	61,000	62,945
CMS Energy Corp.
2.95%, 02/15/2027	85,000	82,476
4.88%, 03/01/2044	108,000	96,480
DTE Electric Co.
4.30%, 07/01/2044	1,089,000	927,076
Duke Energy Corp.
3.75%, 09/01/2046	1,065,000	780,785
Duke Energy Progress LLC
3.60%, 09/15/2047	739,000	542,690
NRG Energy, Inc.
6.00%, 02/01/2033 (A)	140,000	136,308
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	39,000	37,551
Pacific Gas & Electric Co.
3.75%, 08/15/2042	74,000	54,821
Public Service Co. of Oklahoma
6.63%, 11/15/2037	131,000	141,567
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Public Service Electric & Gas Co.
3.00%, 05/15/2025	$ 729,000	$ 727,293
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	408,000	415,865
		4,648,278
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.
5.25%, 04/05/2034	666,000	676,445
Arrow Electronics, Inc.
5.88%, 04/10/2034	339,000	342,361
Keysight Technologies, Inc.
4.60%, 04/06/2027	576,000	574,925
4.95%, 10/15/2034	276,000	269,540
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	471,000	434,980
		2,298,251
Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	595,000	585,409
Financial Services - 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	867,000	866,104
4.95%, 09/10/2034	400,000	384,415
American Express Co.
Fixed until 04/25/2029, 5.53% (B), 04/25/2030	653,000	672,840
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	363,000	354,422
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (A)	385,000	386,571
5.75%, 11/15/2029 (A)	1,011,000	1,030,282
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	201,000	199,950
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	1,158,000	1,206,958
Citadel LP
6.00%, 01/23/2030 (A)	178,000	180,732
LPL Holdings, Inc.
5.70%, 05/20/2027	343,000	348,571
		5,630,845
Food Products - 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.25%, 03/15/2033 (A)	88,000	88,539
BAT Capital Corp.
6.00%, 02/20/2034	816,000	847,837
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	782,000	753,993
Cargill, Inc.
5.13%, 02/11/2035 (A)	613,000	610,768
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
J.M. Smucker Co.
6.50%, 11/15/2043	$ 336,000	$ 360,572
Kroger Co.
5.00%, 09/15/2034	425,000	414,661
Philip Morris International, Inc.
4.90%, 11/01/2034	848,000	831,067
5.63%, 11/17/2029	645,000	671,845
Sysco Corp.
5.40%, 03/23/2035	423,000	424,725
Viterra Finance BV
4.90%, 04/21/2027 (A)	634,000	633,543
		5,637,550
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	324,000	322,485
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	511,000	512,123
5.86%, 03/15/2030	331,000	345,096
		1,179,704
Health Care Providers & Services - 1.0%
Centene Corp.
3.38%, 02/15/2030	477,000	431,362
Cigna Group
2.40%, 03/15/2030	606,000	542,649
Elevance Health, Inc.
2.25%, 05/15/2030	499,000	444,251
HCA, Inc.
5.60%, 04/01/2034	523,000	524,762
6.00%, 04/01/2054	520,000	500,400
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	258,000	252,408
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	760,000	730,154
UnitedHealth Group, Inc.
5.20%, 04/15/2063	612,000	550,627
		3,976,613
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.
6.13%, 02/15/2033 (A)	419,000	413,699
Hyatt Hotels Corp.
5.25%, 06/30/2029	528,000	532,755
MGM Resorts International
6.13%, 09/15/2029	628,000	621,480
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	468,000	372,781
		1,940,715
Insurance - 1.9%
Allstate Corp.
5.05%, 06/24/2029	1,091,000	1,106,863
5.25%, 03/30/2033	341,000	345,184
Aon North America, Inc.
5.75%, 03/01/2054	634,000	622,030
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	$ 1,614,000	$ 1,591,769
Corebridge Financial, Inc.
5.75%, 01/15/2034	389,000	398,328
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	307,000	309,514
Markel Group, Inc.
5.00%, 05/20/2049	108,000	94,723
6.00%, 05/16/2054	418,000	418,914
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	600,000	611,925
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	811,000	731,825
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	324,000	330,660
RGA Global Funding
5.05%, 12/06/2031 (A)	1,023,000	1,020,432
		7,582,167
Internet & Catalog Retail - 0.5%
Expedia Group, Inc.
5.40%, 02/15/2035	822,000	816,885
Meta Platforms, Inc.
4.80%, 05/15/2030	621,000	633,628
Uber Technologies, Inc.
4.80%, 09/15/2034	319,000	310,037
		1,760,550
IT Services - 0.4%
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	803,000	763,898
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	843,000	818,584
		1,582,482
Machinery - 0.4%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,033,000	941,612
5.75%, 01/15/2035	207,000	208,148
Ingersoll Rand, Inc.
5.45%, 06/15/2034	516,000	522,508
		1,672,268
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	582,000	437,268
Comcast Corp.
2.94%, 11/01/2056	333,000	195,138
NBCUniversal Media LLC
4.45%, 01/15/2043	408,000	350,798
		983,204
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.6%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	$ 972,000	$ 966,591
ArcelorMittal SA
6.55%, 11/29/2027	841,000	875,270
Glencore Funding LLC
2.63%, 09/23/2031 (A)	699,000	601,766
		2,443,627
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	284,000	277,509
Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029	401,000	357,762
Oil, Gas & Consumable Fuels - 3.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	363,000	330,328
Chevron USA, Inc.
3.25%, 10/15/2029	514,000	490,200
Diamondback Energy, Inc.
5.40%, 04/18/2034	891,000	887,500
Ecopetrol SA
7.75%, 02/01/2032	574,000	563,597
Enbridge, Inc.
5.63%, 04/05/2034	741,000	750,938
Energy Transfer LP
5.15%, 02/01/2043	415,000	368,363
5.55%, 02/15/2028	360,000	368,260
5.95%, 10/01/2043	384,000	372,669
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,279,000	1,032,573
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	245,000	250,476
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	336,000	339,847
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	316,000	321,742
Occidental Petroleum Corp.
5.20%, 08/01/2029	351,000	350,344
5.55%, 03/15/2026	869,000	872,469
ONEOK, Inc.
6.10%, 11/15/2032	833,000	871,617
Ovintiv, Inc.
6.25%, 07/15/2033	551,000	568,265
Petroleos Mexicanos
6.84%, 01/23/2030	1,306,000	1,192,827
7.69%, 01/23/2050	290,000	216,486
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	590,000	555,336
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	348,000	343,845
Shell Finance U.S., Inc.
3.75%, 09/12/2046	484,000	371,502
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
2.50%, 09/12/2026	$ 365,000	$ 356,542
Western Midstream Operating LP
6.15%, 04/01/2033	567,000	584,196
Williams Cos., Inc.
5.40%, 03/04/2044	67,000	63,049
		12,422,971
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	295,865	281,577
Personal Care Products - 0.2%
Kenvue, Inc.
5.00%, 03/22/2030	915,000	933,193
Pharmaceuticals - 1.0%
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	575,000	559,641
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	252,000	246,931
Cardinal Health, Inc.
5.45%, 02/15/2034	414,000	419,692
CVS Health Corp.
5.25%, 01/30/2031	281,000	283,412
6.00%, 06/01/2044	613,000	597,038
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	718,000	724,129
Merck & Co., Inc.
5.00%, 05/17/2053	263,000	242,003
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	612,000	581,719
Viatris, Inc.
2.30%, 06/22/2027	352,000	331,276
		3,985,841
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	686,000	685,114
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	882,000	836,613
Broadcom, Inc.
3.14%, 11/15/2035 (A)	688,000	570,051
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	696,000	696,526
5.90%, 01/25/2033 (A)	668,000	678,912
KLA Corp.
3.30%, 03/01/2050	655,000	452,554
Microchip Technology, Inc.
5.05%, 03/15/2029	657,000	661,351
Micron Technology, Inc.
5.30%, 01/15/2031	697,000	703,849
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	400,000	257,426
3.40%, 05/01/2030	701,000	651,827
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
3.25%, 05/20/2050	$ 462,000	$ 318,547
		5,827,656
Software - 1.3%
AppLovin Corp.
5.50%, 12/01/2034	641,000	639,219
Cadence Design Systems, Inc.
4.70%, 09/10/2034	411,000	400,135
Fiserv, Inc.
5.45%, 03/02/2028	582,000	594,777
Intuit, Inc.
5.50%, 09/15/2053	258,000	255,456
Oracle Corp.
3.65%, 03/25/2041	465,000	359,836
6.90%, 11/09/2052	600,000	659,200
Roper Technologies, Inc.
4.90%, 10/15/2034	597,000	581,548
Synopsys, Inc.
5.15%, 04/01/2035	416,000	416,909
5.70%, 04/01/2055	298,000	294,678
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	984,000	983,551
		5,185,309
Transportation Infrastructure - 0.1%
United Parcel Service, Inc.
5.15%, 05/22/2034	410,000	415,112
		415,112
Total Corporate Debt Securities (Cost $124,289,625)		124,745,702
U.S. GOVERNMENT OBLIGATIONS - 28.2%
U.S. Treasury - 26.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	3,920,000	1,935,194
1.38%, 11/15/2040	816,000	528,201
1.88%, 11/15/2051	1,041,800	595,820
2.00%, 02/15/2050	2,106,500	1,267,767
2.25%, 05/15/2041 - 02/15/2052	4,869,900	3,248,476
2.38%, 05/15/2051	1,119,300	728,026
2.50%, 02/15/2045 - 05/15/2046	4,254,600	3,023,678
2.75%, 08/15/2047 - 11/15/2047	3,635,600	2,644,443
2.88%, 08/15/2045 - 05/15/2049	4,103,500	3,092,540
3.00%, 08/15/2048 - 08/15/2052	3,300,800	2,482,151
3.13%, 05/15/2048	513,000	397,455
3.50%, 02/15/2039	2,903,000	2,637,534
3.63%, 02/15/2044 - 05/15/2053	2,263,300	1,917,799
4.00%, 11/15/2052	1,172,000	1,051,458
4.13%, 08/15/2044	1,222,000	1,140,470
4.25%, 05/15/2039 - 08/15/2054	3,165,000	2,994,316
4.50%, 11/15/2054	892,000	874,439
4.63%, 05/15/2044 - 02/15/2055	3,937,000	3,936,938
4.75%, 11/15/2043 - 11/15/2053	3,456,000	3,514,976
5.25%, 02/15/2029	736,800	773,496
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	$ 3,091,000	$ 2,594,921
0.88%, 06/30/2026	3,524,000	3,390,473
1.25%, 11/30/2026	1,204,000	1,152,031
1.38%, 11/15/2031	2,544,000	2,144,314
1.50%, 01/31/2027 - 02/15/2030	13,088,500	11,723,025
1.63%, 02/15/2026 - 05/15/2031	4,279,300	3,987,158
1.88%, 02/15/2032	3,487,000	3,021,976
2.25%, 11/15/2025 - 11/15/2027	3,996,700	3,937,429
2.63%, 02/15/2029	529,000	504,120
3.50%, 01/31/2028	2,822,000	2,790,583
3.63%, 05/31/2028	1,286,000	1,274,446
3.75%, 12/31/2030	2,346,000	2,310,443
4.00%, 01/15/2027 - 06/30/2028	4,963,000	4,967,783
4.13%, 09/30/2027 - 07/31/2031	4,800,300	4,820,002
4.25%, 01/31/2030 - 11/15/2034	3,249,000	3,280,072
4.38%, 08/31/2028	780,000	790,816
4.50%, 05/31/2029	3,448,000	3,518,980
4.63%, 04/30/2029 - 02/15/2035	8,144,700	8,387,575
		103,381,324
U.S. Treasury Inflation-Protected Securities - 1.7%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	976,329	992,640
2.50%, 01/15/2029	3,654,315	3,816,733
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	1,991,910	1,865,053
		6,674,426
Total U.S. Government Obligations (Cost $112,195,326)		110,055,750
U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.1%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/2052	807,687	699,652
3.50%, 06/01/2042 - 06/01/2043	411,100	382,770
4.00%, 06/01/2042 - 01/01/2046	721,179	684,748
4.50%, 06/01/2048	323,759	315,092
5.50%, 04/01/2053 - 07/01/2053	2,390,341	2,389,973
6.00%, 12/01/2034	30,055	30,462
1-Month SOFR Average + 0.66%,
5.01% (B), 03/15/2044	2,328	2,317
1-Year RFUCC Treasury + 1.69%,
6.32% (B), 12/01/2036	2,008	2,038
1-Year CMT + 2.25%,
6.50% (B), 01/01/2035	8,842	9,140
6.93% (B), 02/01/2036	14,567	15,001
7.13% (B), 05/01/2036	3,502	3,608
1-Year RFUCC Treasury + 1.67%,
6.53% (B), 11/01/2036	12,199	12,383
6-Month RFUCC Treasury + 1.84%,
6.57% (B), 03/01/2037	3,873	3,939
6-Month RFUCC Treasury + 1.79%,
6.65% (B), 07/01/2036	10,865	11,078
6-Month RFUCC Treasury + 2.11%,
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6.82% (B), 02/01/2037	$ 10,952	$ 11,177
1-Year CMT + 2.37%,
7.00% (B), 09/01/2034	7,393	7,608
6-Month RFUCC Treasury + 1.77%,
7.02% (B), 10/01/2036	10,279	10,468
1-Year CMT + 2.36%,
7.36% (B), 10/01/2036	3,966	4,092
1-Year RFUCC Treasury + 1.95%,
7.42% (B), 06/01/2036	17,546	18,084
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	1,286,626	1,279,474
Federal Home Loan Mortgage Corp. REMICS
(3.33) * 1-Month SOFR Average + 17.12%,
2.62% (B), 02/15/2040	20,878	20,025
(2.00) * 1-Month SOFR Average + 13.06%,
4.36% (B), 07/15/2033	12,089	12,512
(1.25) * 1-Month SOFR Average + 9.98%,
4.55% (B), 07/15/2032	10,366	10,438
1-Month SOFR Average + 0.46%,
4.81% (B), 06/15/2043	302,131	295,449
1-Month SOFR Average + 0.51%,
4.84% (B), 07/15/2037	39,186	38,599
4.86% (B), 10/15/2041	58,445	58,152
1-Month SOFR Average + 0.55%,
4.90% (B), 02/15/2037	2,223	2,205
5.50%, 04/15/2033 - 05/15/2038	4,989	5,045
6.00%, 11/15/2032	9,186	9,552
6.50%, 08/15/2031 - 07/15/2036	66,718	69,513
7.00%, 10/15/2030 - 05/15/2032	57,335	59,985
7.25%, 12/15/2030	7,681	8,015
7.50%, 08/15/2030	8,342	8,668
8.00%, 01/15/2030	29,672	31,057
(3.62) * 1-Month SOFR Average + 26.80%,
5.50% (B), 05/15/2041	17,912	17,088
(1.83) * 1-Month SOFR Average + 14.55%,
6.58% (B), 09/15/2033	1,818	1,956
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 5.89%,
1.54% (B), 11/15/2037 - 02/15/2039	34,376	2,867
(1.00) * 1-Month SOFR Average + 6.09%,
1.74% (B), 06/15/2038	85,070	9,270
(1.00) * 1-Month SOFR Average + 6.26%,
1.91% (B), 10/15/2037	155,571	13,083
(1.00) * 1-Month SOFR Average + 6.31%,
1.96% (B), 11/15/2037	19,812	1,532
1.96% (B), 01/15/2040	20,571	1,685
(1.00) * 1-Month SOFR Average + 6.69%,
2.34% (B), 04/15/2038	16,030	1,595
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month SOFR Average + 6.99%,
2.64% (B), 07/15/2036	$ 5,860	$ 627
(1.00) * 1-Month SOFR Average + 7.89%,
3.54% (B), 03/15/2032	7,052	673
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
12/15/2032 - 01/15/2040	53,398	45,499
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%,
5.84% (B), 10/25/2044	61,605	56,227
7.00%, 02/25/2043	25,984	27,100
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	12,602	1,902
Federal National Mortgage Association
2.50%, 12/01/2051 - 07/01/2061	2,680,982	2,220,305
3.00%, 01/01/2043 - 07/01/2060	1,611,883	1,400,481
3.50%, 08/01/2032 - 03/01/2060	1,564,595	1,441,215
4.00%, 07/01/2042 - 08/01/2048	1,233,136	1,168,516
4.50%, 08/01/2052	2,312,151	2,213,377
5.00%, 03/01/2053 - 02/01/2054	9,116,971	8,948,689
5.50%, 03/01/2053 - 01/01/2058	3,422,348	3,456,600
6.00%, 10/01/2033 - 06/01/2054	1,680,369	1,708,488
6.50%, 01/01/2036	6,714	6,671
8.00%, 11/01/2037	3,059	3,169
1-Year CMT + 2.23%,
6.68% (B), 01/01/2036	5,809	5,980
Federal National Mortgage Association REMICS
(1.33) * 1-Month SOFR Average + 7.31%,
1.51% (B), 08/25/2033	19,429	18,401
(2.50) * 1-Month SOFR Average + 13.46%,
2.58% (B), 07/25/2033	5,882	5,677
(1.88) * 1-Month SOFR Average + 11.06%,
2.91% (B), 07/25/2035	31,944	29,950
(2.75) * 1-Month SOFR Average + 16.19%,
4.25% (B), 05/25/2034	3,037	3,159
1-Month SOFR Average + 0.41%,
4.75% (B), 08/25/2041	9,884	9,859
1-Month SOFR Average + 0.46%,
4.80% (B), 04/25/2035 - 08/25/2036	21,601	21,387
1-Month SOFR Average + 0.36%,
5.02% (B), 06/27/2036	9,872	9,946
(1.67) * 1-Month SOFR Average + 12.31%,
5.08% (B), 09/25/2033	2,448	2,496
(2.00) * 1-Month SOFR Average + 13.77%,
5.09% (B), 03/25/2038	2,738	2,618
5.18% (B), 10/25/2042	8,866	8,900
6.00%, 08/25/2037	8,155	8,536
6.50%, 05/25/2044	22,149	22,636
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
7.00%, 03/25/2031 - 11/25/2031	$ 37,272	$ 38,713
(4.00) * 1-Month SOFR Average + 23.54%,
6.18% (B), 05/25/2034	2,550	2,836
(2.50) * 1-Month SOFR Average + 17.09%,
6.24% (B), 07/25/2035	20,679	21,965
(1.83) * 1-Month SOFR Average + 14.27%,
6.32% (B), 12/25/2032	1,532	1,651
(2.00) * 1-Month SOFR Average + 15.27%,
6.58% (B), 11/25/2031	5,804	6,343
(2.75) * 1-Month SOFR Average + 19.21%,
7.28% (B), 04/25/2034 - 05/25/2034	25,157	27,653
(3.67) * 1-Month SOFR Average + 24.15%,
8.23% (B), 03/25/2036	6,896	7,970
(4.00) * 1-Month SOFR Average + 25.74%,
8.38% (B), 10/25/2036	2,023	2,439
(4.00) * 1-Month SOFR Average + 26.10%,
8.74% (B), 12/25/2036	1,314	1,402
(6.67) * 1-Month SOFR Average + 53.24%,
10.00% (B), 03/25/2032	665	699
(3.25) * 1-Month SOFR Average + 24.82%,
10.71% (B), 02/25/2032	892	1,037
Federal National Mortgage Association REMICS, Interest Only STRIPS
0.90% (B), 08/25/2042	116,849	4,217
2.00% (B), 04/25/2041	14,069	870
2.17% (B), 01/25/2038	9,886	545
6.50%, 05/25/2033	6,628	945
7.00%, 06/25/2033	9,002	1,127
(1.00) * 1-Month SOFR Average + 5.74%,
1.40% (B), 09/25/2038	49,080	3,311
(1.00) * 1-Month SOFR Average + 5.80%,
1.46% (B), 02/25/2038	23,205	1,946
(1.00) * 1-Month SOFR Average + 5.99%,
1.65% (B), 06/25/2037	13,745	1,073
(1.00) * 1-Month SOFR Average + 6.07%,
1.73% (B), 12/25/2039	3,807	255
(1.00) * 1-Month SOFR Average + 6.09%,
1.75% (B), 03/25/2038	4,987	367
(1.00) * 1-Month SOFR Average + 6.31%,
1.97% (B), 04/25/2040	5,897	359
(1.00) * 1-Month SOFR Average + 6.42%,
2.08% (B), 01/25/2041	98,198	14,691
(1.00) * 1-Month SOFR Average + 6.43%,
2.09% (B), 09/25/2037	16,071	1,347
(1.00) * 1-Month SOFR Average + 6.44%,
2.10% (B), 02/25/2039	8,613	658
(1.00) * 1-Month SOFR Average + 6.47%,
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS, Interest Only STRIPS (continued)
2.13% (B), 06/25/2036	$ 9,431	$ 972
(1.00) * 1-Month SOFR Average + 6.59%,
2.25% (B), 03/25/2036	188,166	17,697
(1.00) * 1-Month SOFR Average + 7.04%,
2.70% (B), 07/25/2037	26,877	3,787
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2032 - 10/25/2043	325,774	255,828
Federal National Mortgage Association Whole Loan
1-Month SOFR Average + 0.37%,
4.71% (B), 11/25/2046	34,421	34,115
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032 - 01/25/2033	11,428	10,369
Federal National Mortgage Association- ACES, Interest Only STRIPS
1.91% (B), 11/25/2033	3,191,158	221,925
1.95% (B), 07/25/2030	5,971,705	349,804
Government National Mortgage Association REMICS
1.65%, 01/20/2063	13	12
(2.00) * 1-Month Term SOFR + 13.17%,
4.53% (B), 10/20/2037	7,873	7,860
1-Month Term SOFR + 0.41%,
4.72% (B), 08/20/2060	30	29
1-Month Term SOFR + 0.54%,
4.85% (B), 04/20/2060	462	458
1-Month Term SOFR + 0.56%,
4.87% (B), 03/20/2060	3,582	3,550
1-Month Term SOFR + 0.63%,
4.94% (B), 10/20/2062	19,686	19,669
1-Month Term SOFR + 0.66%,
4.97% (B), 07/20/2062	441	439
1-Month Term SOFR + 0.69%,
5.00% (B), 09/20/2062	806	805
1-Month Term SOFR + 0.81%,
5.12% (B), 05/20/2061	925	924
(2.41) * 1-Month Term SOFR + 16.16%,
5.75% (B), 06/17/2035	2,813	3,013
(3.00) * 1-Month Term SOFR + 19.86%,
6.90% (B), 09/20/2037	3,269	3,527
(2.20) * 1-Month Term SOFR + 16.47%,
6.97% (B), 05/18/2034	42	44
(2.75) * 1-Month Term SOFR + 19.35%,
7.47% (B), 04/16/2034	10,896	11,941
(4.91) * 1-Month Term SOFR + 28.90%,
7.69% (B), 09/20/2034	5,573	6,176
(3.50) * 1-Month Term SOFR + 22.87%,
7.76% (B), 04/20/2037	10,544	11,655
Government National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month Term SOFR + 5.59%,
1.27% (B), 12/20/2038	14,793	770
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month Term SOFR + 5.72%,
1.40% (B), 02/20/2038	$ 23,127	$ 403
(1.00) * 1-Month Term SOFR + 5.89%,
1.57% (B), 11/20/2037	21,905	330
(1.00) * 1-Month Term SOFR + 5.97%,
1.65% (B), 06/20/2039	13,339	1,027
(1.00) * 1-Month Term SOFR + 5.99%,
1.67% (B), 10/20/2034	25,687	1,385
1.67% (B), 02/16/2039	7,359	5
(1.00) * 1-Month Term SOFR + 6.09%,
1.77% (B), 03/20/2037 - 06/20/2038	48,181	2,219
(1.00) * 1-Month Term SOFR + 6.16%,
1.84% (B), 04/20/2039	14,563	979
(1.00) * 1-Month Term SOFR + 6.19%,
1.87% (B), 09/20/2035 - 03/20/2039	44,810	3,603
(1.00) * 1-Month Term SOFR + 6.29%,
1.97% (B), 05/16/2038	39,460	2,611
(1.00) * 1-Month Term SOFR + 6.36%,
2.04% (B), 06/16/2037	14,160	357
(1.00) * 1-Month Term SOFR + 6.44%,
2.12% (B), 11/20/2037 - 12/20/2037	20,120	281
(1.00) * 1-Month Term SOFR + 6.64%,
2.32% (B), 07/20/2037	37,702	1,747
(1.00) * 1-Month Term SOFR + 6.70%,
2.38% (B), 04/16/2037	12,730	1,168
6.50%, 03/20/2039	10,425	856
Government National Mortgage Association REMICS, Principal Only STRIPS
06/16/2033 - 01/20/2038	23,102	20,687
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.87% (B), 08/25/2038 (A)	121,186	1,932
1.90% (B), 03/25/2039 (A)	109,648	2,943
2.40% (B), 04/25/2040 (A)	33,435	1,484
Tennessee Valley Authority
4.38%, 08/01/2034 (C)	656,000	648,064
5.88%, 04/01/2036	1,459,000	1,605,704
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/2040 - 04/01/2055 (D)	7,274,000	5,991,949
2.50%, 04/01/2040 - 04/01/2055 (D)	18,090,000	15,130,340
3.00%, 04/01/2040 - 04/01/2055 (D)	12,893,000	11,253,209
3.50%, 04/01/2040 - 04/01/2055 (D)	5,965,000	5,490,395
4.00%, 04/01/2055 (D)	6,286,000	5,851,787
4.50%, 04/01/2055 (D)	6,166,000	5,891,845
5.00%, 04/01/2055 (D)	5,414,000	5,299,181
5.50%, 04/01/2055 (D)	9,809,000	9,787,624
6.00%, 04/01/2055 (D)	3,958,000	4,016,536
Vendee Mortgage Trust
7.50%, 02/15/2027	28,444	28,897
Total U.S. Government Agency Obligations (Cost $103,622,870)		101,569,815
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES - 6.3%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	$ 67,385	$ 68,247
Series 2005-28CB, Class 1A4, 5.50%, 08/25/2035	59,407	50,784
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	16,794	12,845
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8, (1.00) * 1-Month Term SOFR + 4.64%, 0.32% (B), 07/25/2035	112,449	4,752
Series 2005-22T1, Class A2, (1.00) * 1-Month Term SOFR + 4.96%, 0.64% (B), 06/25/2035	303,212	18,895
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	1,200,836	1,203,459
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class C, 4.21% (B), 08/15/2046 (A)	200,000	131,005
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1, 03/25/2034	5,932	4,276
Series 2005-7, Class 30, 11/25/2035	5,456	5,525
Series 2005-8, Class 30, 01/25/2036	1,712	1,116
Bear Stearns ARM Trust
Series 2006-1, Class A1, 1-Year CMT + 2.25%, 6.53% (B), 02/25/2036	10,315	9,778
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (B), 02/25/2064 (A)	471,761	475,471
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	200,030	201,566
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	1,225,290	1,227,600
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	957,560	959,337
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3, 6.69% (B), 02/25/2037	9,053	8,925
Series 2007-A2, Class 2A1, 6.68% (B), 06/25/2035	7,049	7,023
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26, 5.50%, 04/25/2034	19,017	18,751
Series 2004-3, Class A4, 5.75%, 04/25/2034	11,410	11,209
Series 2004-7, Class 2A1, 5.56% (B), 06/25/2034	6,690	6,148
Series 2004-8, Class 2A1, 4.50%, 06/25/2019 (E)	249	124
Series 2004-HYB1, Class 2A, 5.33% (B), 05/20/2034	4,948	4,708
Series 2005-22, Class 2A1, 5.14% (B), 11/25/2035	45,731	37,492
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	$ 2,081	$ 1,970
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	1,097,385	1,104,419
COMM Mortgage Trust
Series 2015-CR25, Class A4, 3.76%, 08/10/2048	422,000	419,859
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4, 5.25%, 09/25/2033	5,914	5,843
FREMF Mortgage Trust
Series 2018-W5FX, Class BFX, 3.42% (B), 04/25/2028 (A)	900,000	845,192
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF, 1-Month Term SOFR + 0.46%, 4.78% (B), 03/25/2035 (A)	68,906	64,200
Series 2005-RP3, Class 1AF, 1-Month Term SOFR + 0.46%, 4.78% (B), 09/25/2035 (A)	48,352	41,329
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	10,118	10,129
Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	6,997	7,069
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	15,735	15,529
Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	31,698	13,526
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (B), 01/13/2040 (A)	820,000	833,300
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 1-Month Term SOFR + 0.81%, 5.13% (B), 05/25/2036	9,896	9,085
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 7.12% (B), 11/25/2033	2,729	2,672
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (A)	154,000	143,508
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	600,000	558,972
Series 2020-1MW, Class B, 2.34% (B), 09/10/2039 (A)	826,000	767,052
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.87% (B), 04/21/2034	7,748	7,543
Series 2004-13, Class 3A7, 6.37% (B), 11/21/2034	4,345	4,123
Series 2004-3, Class 4A2, 4.80% (B), 04/25/2034	6,017	5,498
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 09/25/2019	163	158
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3, 05/28/2035 (A)	$ 3,456	$ 2,647
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 1-Month Term SOFR + 0.73%, 5.05% (B), 10/25/2028	44,185	42,046
Series 2004-1, Class 2A1, 5.57% (B), 12/25/2034	12,332	11,634
Series 2004-A, Class A1, 1-Month Term SOFR + 0.57%, 4.89% (B), 04/25/2029	31,460	29,069
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	621,373	609,193
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	615,229	555,970
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	77,494	74,834
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	289,913	278,552
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	237,874	224,481
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2, 6.00%, 05/25/2033	2,008	2,017
Series 2003-A1, Class A5, 7.00%, 04/25/2033	9,705	9,712
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	669,476	671,897
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	322,588	324,462
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	256,609	259,352
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	658,216	659,473
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X, 6.00%, 05/25/2037	46,383	8,546
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 1-Month Term SOFR + 0.87%, 5.19% (B), 04/20/2033	23,485	22,134
Series 2004-11, Class A1, 1-Month Term SOFR + 0.71%, 5.03% (B), 12/20/2034	11,731	10,585
Series 2004-8, Class A1, 1-Month Term SOFR + 0.81%, 5.13% (B), 09/20/2034	64,377	56,136
Series 2004-9, Class A1, 1-Month Term SOFR + 0.79%, 5.11% (B), 10/20/2034	36,391	33,322
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4, 6.53% (B), 02/25/2034	41,324	39,797
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 5.13% (B), 01/19/2034	$ 83,746	$ 79,477
Series 2004-AR1, Class 1A1, 1-Month Term SOFR + 0.81%, 5.13% (B), 03/19/2034	60,363	56,746
Series 2004-AR5, Class 1A1, 1-Month Term SOFR + 0.77%, 5.09% (B), 10/19/2034	8,984	8,559
Series 2005-AR5, Class A3, 1-Month Term SOFR + 0.61%, 4.93% (B), 07/19/2035	29,697	28,997
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A, 5.68% (B), 12/25/2044	18,991	18,208
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	925,716	899,461
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	484,270	472,423
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	664,619	654,102
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	1,497,035	1,402,287
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	1,331,082	1,268,374
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	3,000,033	2,708,822
Series 2021-R1, Class A1, 2.92% (B), 11/30/2060 (A)	1,272,576	1,096,652
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	588,142	553,826
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	1,115,724	1,067,071
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC, 0.00%, 03/15/2045 (A)(F)	33,780	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6, 6.71% (B), 10/25/2033	22,677	21,498
Series 2003-AR6, Class A1, 7.26% (B), 06/25/2033	5,102	5,008
Series 2003-S3, Class 1A4, 5.50%, 06/25/2033	15,611	15,232
Series 2003-S9, Class A8, 5.25%, 10/25/2033	12,849	12,582
Series 2004-AR3, Class A2, 5.66% (B), 06/25/2034	3,380	3,126
Washington Mutual Mortgage Pass- Through Certificates Trust
Series 2005-4, Class CB7, 5.50%, 06/25/2035	45,458	41,189
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass- Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4, (1.00) * 1-Month Term SOFR + 4.94%, 0.62% (B), 04/25/2035	$ 159,730	$ 6,978
Series 2005-3, Class CX, 5.50%, 05/25/2035	61,551	9,595
Washington Mutual MSC Mortgage Pass- Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P, 03/25/2033	102	81
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4, 2.93%, 07/15/2048	1,103,000	1,074,759
Total Mortgage-Backed Securities (Cost $24,946,474)		24,760,924
ASSET-BACKED SECURITIES - 4.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	436,455	437,981
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	70,481	65,078
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	537,783	498,825
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	1,080,000	1,107,086
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	737,044	749,169
Chase Funding Trust
Series 2003-6, Class 1A7, 4.87% (B), 11/25/2034	12,363	12,136
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	1,125,000	1,137,585
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 5.55% (B), 10/18/2030 (A)	604,185	604,274
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.69% (B), 10/15/2037 (A)	1,900,000	1,896,025
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	1,370,000	1,378,390
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (A)	63,467	58,530
GoodLeap Sustainable Home Solutions Trust
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	760,394	632,423
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (A)	163,904	149,107
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hero Funding Trust
Series 2017-1A, Class A2, 4.46%, 09/20/2047 (A)	$ 166,748	$ 153,286
Series 2017-3A, Class A2, 3.95%, 09/20/2048 (A)	184,290	165,733
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	955,000	970,994
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	289,712	295,775
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	249,537	254,100
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	1,985,529	1,998,463
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	293,381	298,211
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	575,845	579,501
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	599,986	607,591
Renew Financial
Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	85,184	78,890
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	820,000	828,398
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2, 2.83% (B), 01/25/2036	12,491	10,543
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	253,638	251,647
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	697,098	700,614
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	249,192	254,496
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	286,803	294,422
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	573,355	578,755
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	985,000	985,463
Structured Receivables Finance LLC
Series 2010-A, Class A, 5.22%, 01/16/2046 (A)	38,142	38,135
Total Asset-Backed Securities (Cost $17,952,310)		18,071,626
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	447,000	360,774
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.2%
Dominican Republic International Bonds
6.60%, 06/01/2036 (A)	$ 857,000	$ 851,429
Mexico - 0.3%
Mexico Government International Bonds
3.75%, 01/11/2028	1,053,000	1,019,500
Total Foreign Government Obligations (Cost $2,207,309)		2,231,703
COMMERCIAL PAPER - 16.6%
Banks - 4.8%
CAFCO LLC
4.42% (G), 09/10/2025 (A)	4,200,000	4,118,013
HSBC USA, Inc.
4.71% (G), 05/19/2025 (A)	4,200,000	4,174,620
Macquarie Bank Ltd.
4.53% (G), 08/19/2025 (A)	4,370,000	4,296,462
Sheffield Receivables Co. LLC
4.47% (G), 06/11/2025 (A)	2,340,000	2,319,595
Swedbank AB
4.40% (G), 09/02/2025 (A)	3,750,000	3,681,567
		18,590,257
Capital Markets - 0.6%
Lexington Parker Capital Co. LLC
4.50% (G), 05/21/2025 (A)	2,286,000	2,271,838
Electrical Equipment - 0.6%
Emerson Electric Co.
4.40% (G), 08/18/2025 (A)	2,400,000	2,360,520
Financial Services - 10.6%
ABN AMRO Funding USA LLC
4.68% (G), 04/11/2025 (A)	4,200,000	4,194,403
Britannia Funding Co. LLC
4.51% (G), 06/10/2025 (A)	4,000,000	3,965,554
GTA Funding LLC
4.51% (G), 08/28/2025 (A)	3,750,000	3,682,188
Liberty Street Funding LLC
4.43% (G), 09/02/2025 (A)	3,750,000	3,680,438
LMA-Americas LLC
4.47% (G), 06/16/2025 (A)	3,750,000	3,714,995
Mackinac Funding Co. LLC
4.73% (G), 04/22/2025 (A)	4,200,000	4,188,735
Mainbeach Funding LLC
4.50% (G), 08/27/2025 (A)	3,600,000	3,535,180
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Manhattan Asset Funding Co. LLC
4.44% (G), 06/17/2025 (A)	$ 4,000,000	$ 3,961,971
Mont Blanc Capital Corp.
4.46% (G), 08/15/2025 (A)	4,100,000	4,032,461
Thunder Bay Funding LLC
4.58% (G), 05/16/2025 (A)	2,700,000	2,684,976
Victory Receivables Corp.
4.46% (G), 05/29/2025 (A)	3,750,000	3,723,136
		41,364,037
Total Commercial Paper (Cost $64,593,467)		64,586,652
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 1.5%
U.S. Treasury Bills 4.31% (G), 04/17/2025	5,959,000	5,947,746
Total Short-Term U.S. Government Obligation (Cost $5,947,811)		5,947,746

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (G)	671,580	671,580
Total Other Investment Company (Cost $671,580)		671,580

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 1.80% (G), dated 03/31/2025, to be repurchased at $5,430,877 on 04/01/2025. Collateralized by a U.S. Government Obligation, 0.88%, due 06/30/2026, and with a value of $5,539,327.	$ 5,430,606	5,430,606
Total Repurchase Agreement (Cost $5,430,606)		5,430,606
Total Investments (Cost $461,857,378)		458,072,104
Net Other Assets (Liabilities) - (17.5)%		(68,210,742)
Net Assets - 100.0%		$ 389,861,362
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$124,745,702	$—	$124,745,702
U.S. Government Obligations	—	110,055,750	—	110,055,750
U.S. Government Agency Obligations	—	101,569,815	—	101,569,815
Mortgage-Backed Securities	—	24,760,924	—	24,760,924
Asset-Backed Securities	—	18,071,626	—	18,071,626
Foreign Government Obligations	—	2,231,703	—	2,231,703
Commercial Paper	—	64,586,652	—	64,586,652
Short-Term U.S. Government Obligation	—	5,947,746	—	5,947,746
Other Investment Company	671,580	—	—	671,580
Repurchase Agreement	—	5,430,606	—	5,430,606
Total Investments	$671,580	$457,400,524	$—	$458,072,104
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the total value of 144A securities is $130,153,251, representing 33.4% of the
Portfolio's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $657,966, collateralized by cash collateral of $671,580. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Fair valued as determined in good faith in accordance with TAM's procedures. At March 31, 2025, the total value of the securities is $124, representing 0.0% of the Portfolio’s net assets.
(F)	Rounds to less than $1 or $(1).
(G)	Rate disclosed reflects the yield at March 31, 2025.
(H)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon Core Bond VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Series Trust

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust